SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Inventory reserves
Allowances for bad debts and returns
Accrued expenses	6,727	(19,301)
Asset valuation reserves
Net operating loss carry forwards - estimated	5,576,462	5,396,883
Other
Total deferred tax assets	5,583,188	5,377,582
Valuation allowance	(5,583,188)	(5,377,582)
Net deferred tax assets
Deferred state taxes
Total deferred tax liabilities
Net deferred tax assets